SUBSEQUENT EVENTS	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 10 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the unaudited condensed balance sheet date up to the date unaudited condensed financial statements were available to be issued. The Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.

NOTE 11 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company identified one subsequent event that requires adjustment or disclosure in the financial statements.

On March 22, 2021 (the “Effective Date”), the Company entered into a Business Combination Agreement (as it may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”), by and among the Company, JAWS Spitfire Merger Sub, LLC, a Delaware limited liability company (“JAWS Merger Sub”), and Velo3D, Inc. (“Velo3D”).

The Business Combination Agreement provides for, among other things, the consummation of the following transactions (collectively, the “Business Combination”) (i) the Company will become a Delaware corporation (the “Domestication”) and, in connection with the Domestication, (A) the Company’s name will be changed to “Velo3D, Inc.,” (B) each outstanding Class A ordinary share of the Company and each outstanding Class b ordinary share of the Company will become one share of common stock of the Company (the “JAWS Common Stock”), and (C) each outstanding warrant of the Company will become one warrant to purchase one share of JAWS Common Stock, and (ii) following the Domestication, JAWS Merger Sub will merge with and into Velo3D, with Velo3D as the surviving company in the merger and, after giving effect to such merger, continuing as a wholly-owned subsidiary of the Company.

The Business Combination will be consummated subject to the deliverables and provisions as further described in the Business Combination Agreement.